Consolidated Statements of Changes in Stockholders' Deficiency (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Balance at period beginning - end			$ (296,488)
Balance at period beginning - end (in Shares)			319,106,020
Issuance of common shares – Kodiak put			249,983
Issuance of common shares – Kodiak put (in Shares)			3,472,223
Shares issued to director, employees and others for services		30,400	230,400
Shares issued to director, employees and others for services (in Shares)			5,760,000
Settlement of short term loans payable by common shares			27,200
Issuance of common shares for cash		138,270	872,047
Issuance of common shares for cash (in Shares)		2,765,400	17,440,940
Net Loss	(432,173)		(1,077,167)
Balance at period beginning - end	5,975	5,975	5,975
Balance at period beginning - end (in Shares)	346,459,183	346,459,183	346,459,183
Common Stock [Member]
Balance at period beginning - end			3,191
Balance at period beginning - end (in Shares)			319,106,020
Issuance of common shares – Kodiak put			35
Issuance of common shares – Kodiak put (in Shares)			3,472,223
Shares issued to director, employees and others for services			58
Shares issued to director, employees and others for services (in Shares)			5,760,000
Settlement of short term loans payable by common shares			7
Settlement of short term loans payable by common shares (in Shares)			680,000
Issuance of common shares for cash			174
Issuance of common shares for cash (in Shares)			17,440,940
Balance at period beginning - end	3,465	3,465	3,465
Balance at period beginning - end (in Shares)	346,459,183	346,459,183	346,459,183
Additional Paid-in Capital [Member]
Balance at period beginning - end			18,669,367
Issuance of common shares – Kodiak put			249,948
Shares issued to director, employees and others for services			230,342
Settlement of short term loans payable by common shares			27,193
Issuance of common shares for cash			871,873
Balance at period beginning - end	20,048,723	20,048,723	20,048,723
Retained Earnings [Member]
Balance at period beginning - end			(18,969,046)
Net Loss			(1,077,167)
Balance at period beginning - end	$ (20,046,213)	$ (20,046,213)	$ (20,046,213)